Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
Current tax	67,418	159,310	19,508
Deferred income tax expenses	(14,663)	(14,663)	(4,181)
Income tax expenses	52,755	144,647	15,327

Schedule of Two-Tiered Profits Tax Regime	Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HKD 2 million and 16.5% for any assessable profits in excess of HKD 2 million (equivalent to US$255,630).
	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
Income before tax expenses	540,712	1,073,176	262,798
Tax expenses at applicable rates in Hong Kong profits at tax rate of 16.5%	89,217	177,074	43,362

Tax reduction related to two-tiered profits tax regime	(21,219)	(21,089)	(20,273)
Tax incentives	(193)	(383)	(765)
Tax effect of non-taxable income	(15,050)	(10,955)	(6,997)
Income tax expense	52,755	144,647	15,327